Stockholders' Equity (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2015
Noteholders [Member]
Risk-free interest rate	1.76%
Weighted average expected term	5 years
Expected volatility	134.18%
Expected dividend yield	0.00%
Placement Agent [Member]
Risk-free interest rate	1.54%
Weighted average expected term	5 years
Expected volatility	134.18%
Expected dividend yield	0.00%